Long-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Line Items]
Gain and loss on investment	$ (63,644)	$ 87,482	$ (466,262)
Convertible debentures issued	$ 257,839	$ 76,605
Factory Automation Technology Co., Ltd. [Member]
Investments [Line Items]
Percentage of equity interest	3.66%